PROPERTY, PLANT AND EQUIPMENT - Additional Information (Details) - Accumulated fair value adjustments: - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	$ 1,803	$ 1,427
Utilities
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	198	119
Transport
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	2	92
Midstream
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	1,603	1,204
Data
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	$ 0	$ 12